Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Restricted Assets
The components of the fair value of the restricted assets were as follows as of December 31, 2013 and 2012:

	2013	2012
Fixed maturity collateral pledged to FHLB	$2,333.4	$3,400.9
FHLB restricted stock(1)	99.1	144.6
Other fixed maturities-state deposits	251.0	262.1
Securities pledged(2)	1,465.7	1,605.5
Total restricted assets	$4,149.2	$5,413.1
(1)Included in Other investments in the Consolidated Balance Sheets.
(2) Includes the fair value of loaned securities of $435.4 and $601.8 as of December 31, 2013 and 2012, respectively, which is included in Securities pledged on the Consolidated Balance Sheets. In addition, as of December 31, 2013 and 2012, the Company delivered securities as collateral of $1.0 billion, respectively, which was included in Securities pledged in the Consolidated Balance Sheets.